Average Annual Total Returns		12 Months Ended	22 Months Ended
	May 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		15.38%	(0.41%)
Performance Inception Date	Feb. 22, 2022
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.19%	(0.61%)
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.38%	(0.28%)
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.62%	0.76%